ACQUISITION OF PERCEIVEMD (Narrative) (Details) - PerceiveMD [Member]	Aug. 10, 2021 CAD ($) Patient Share $ / shares	Jan. 01, 2021 CAD ($)
Disclosure of detailed information about business combination [line items]
Number of shares issued | Share	2,513,720
Share price on date of acquisition | $ / shares	$ 0.80
Value of shares issued on acquisition	$ 2,010,976
Cash consideration	10,000
Total consideration	2,020,976
Patient relationships	414,000
Revenue	185,496
Income	47,829
Increase in revenue of acquiree on occurrence of acquisition		$ 494,656
Increase in net income of acquiree on occurrence of acquisition		$ 127,545
Patient relationships [Member]
Disclosure of detailed information about business combination [line items]
Patient relationships	$ 414,000
Discount rate as fair value measurement input for intangible asset	16.00%
Patient attrition rate	20.00%
Number of patients at acquisition date | Patient	3,492
Annual spending per patient	$ 143
Long term growth rate	2.00%